Provision for Income Taxes - Summary Of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 35	$ 530
Decrease related to prior period tax positions	0	(505)
Increase related to current year tax positions	5	10
Balance at end of year	$ 40	$ 35